BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS - Changes in contractual assets, liabilities and incremental costs - (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2018
Contract assets
Contract assets at beginning of period	R$ 160,479		R$ 160,479
Additions			587,221
Write-offs, net			(585,675)
Contract assets at end of period		R$ 162,025	162,025
Current		162,025	162,025
Contractual liabilities
Contract liabilities at beginning of period	(178,897)		(178,897)
Reclassification	(383,688)
Additions		(7,271,614)
Write off		7,301,992
Contract liabilities at end of period		(532,207)	(532,207)
Current		(504,473)	(504,473)
Non-current		(27,734)	(27,734)
Incremental Costs
Incremental costs at beginning of period	183,645		183,645
Additions			262,518
Write off			(190,772)
Incremental costs at end of period		255,391	255,391
Current		170,703	170,703
Non-current		84,688	84,688
Cost
Contract assets
Contract assets at beginning of period	193,675		193,675
Additions			587,733
Write-offs, net			(585,675)
Contract assets at end of period		195,733	195,733
Current		195,733	195,733
Accumulated depreciation / amortization
Contract assets
Contract assets at beginning of period	R$ (33,196)		(33,196)
Additions			(512)
Contract assets at end of period		(33,708)	(33,708)
Current		R$ (33,708)	R$ (33,708)